Related party transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Transactions during the year
Short term employee benefits	$ 1,668,354	$ 2,450,169	$ 1,858,011
Defined benefit plan - Gratuity	0	0	0
Rent expense	3,925	3,758	3,855
Loan received	6,613,610	727,652	17,628,629
Loan repaid	6,015,377	637,923	2,247,276
Interest expense	1,968,907	1,107,351	492,791
Advance paid back	4,004,804	2,800,000	0
Advance received	1,696,113	2,840,833	143,688
Outstanding balances
Advance receivables	0	11,641	1,240
Loan and interest payable	17,828,042	17,903,077	16,460,805
Mr. Karan A. Chanana
Outstanding balances
Salary and bonus payable	0	647,000	698,107
Advance payable	578,247	651,785	143,688
Rent payable	27,728	24,500	20,799
Mr. Karan A. Chanana | Share Options
Transactions during the year
Share-based compensation: expense recognized	0	853,776	1,890,910
Mr. Karan A. Chanana | Share Awards
Transactions during the year
Share-based compensation: expense recognized	536,000	0	977,000
Others
Outstanding balances
Salary and bonus payable	468,538	323,019	155,771
Others | Share Options
Transactions during the year
Share-based compensation: expense recognized	25,567	81,308	30,624
Others | Share Awards
Transactions during the year
Share-based compensation: expense recognized	$ 345,591	$ 377,165	$ 238,538